Classification of Financial Instruments - Classification of Financial Assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Cash and cash equivalents	₩ 2,635,238	₩ 2,029,584	₩ 1,810,129	₩ 1,358,345
Categories of current financial assets
Current financial assets at fair value through profit or loss	360,833	1,196,101
Current financial assets at amortized costs	15,422	13,149
Current Derivative assets	126,938	29,525
Other financial assets	1,365,603	1,561,445
Trade and other receivables	8,122,415	7,918,470
Total current financial assets And Cash and cash equivalents	12,626,449	12,748,274
Categories of Non-current Financial assets
Non-current financial assets at fair value through profit or loss	672,031	685,281
Non-current financial assets at fair value through other comprehensive income	435,107	358,559
Non-current financial assets at amortized costs	9,851	1,273
Non-current Derivative assets	520,845	136,888
Other financial assets	1,271,976	1,290,820
Trade and other receivables	1,906,861	1,861,569
Total non-current financial assets	4,816,671	4,334,390
Total financial assets	17,443,120	17,082,664
Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Cash and cash equivalents	0	0
Categories of current financial assets
Current financial assets at fair value through profit or loss	360,833	1,196,101
Current financial assets at amortized costs	0	0
Current Derivative assets	93,374	18,332
Other financial assets	0	0
Trade and other receivables	0	0
Total current financial assets And Cash and cash equivalents	454,207	1,214,433
Categories of Non-current Financial assets
Non-current financial assets at fair value through profit or loss	672,031	685,281
Non-current financial assets at fair value through other comprehensive income	0	0
Non-current financial assets at amortized costs	0	0
Non-current Derivative assets	349,653	92,432
Other financial assets	0	0
Trade and other receivables	0	0
Total non-current financial assets	1,021,684	777,713
Total financial assets	1,475,891	1,992,146
Financial assets at fair value through other comprehensive income
Disclosure of financial assets [line items]
Cash and cash equivalents	0	0
Categories of current financial assets
Current financial assets at fair value through profit or loss	0	0
Current financial assets at amortized costs	0	0
Current Derivative assets	0	0
Other financial assets	0	0
Trade and other receivables	0	0
Total current financial assets And Cash and cash equivalents	0	0
Categories of Non-current Financial assets
Non-current financial assets at fair value through profit or loss	0	0
Non-current financial assets at fair value through other comprehensive income	435,107	358,559
Non-current financial assets at amortized costs	0	0
Non-current Derivative assets	0	0
Other financial assets	0	0
Trade and other receivables	0	0
Total non-current financial assets	435,107	358,559
Total financial assets	435,107	358,559
Financial assets at amortized cost
Disclosure of financial assets [line items]
Cash and cash equivalents	2,635,238	2,029,584
Categories of current financial assets
Current financial assets at fair value through profit or loss	0	0
Current financial assets at amortized costs	15,422	13,149
Current Derivative assets	0	0
Other financial assets	1,365,603	1,561,445
Trade and other receivables	8,122,415	7,918,470
Total current financial assets And Cash and cash equivalents	12,138,678	11,522,648
Categories of Non-current Financial assets
Non-current financial assets at fair value through profit or loss	0	0
Non-current financial assets at fair value through other comprehensive income	0	0
Non-current financial assets at amortized costs	9,851	1,273
Non-current Derivative assets	0	0
Other financial assets	1,271,976	1,290,820
Trade and other receivables	1,906,861	1,861,569
Total non-current financial assets	3,188,688	3,153,662
Total financial assets	15,327,366	14,676,310
Derivative assets (applying hedge accounting)
Disclosure of financial assets [line items]
Cash and cash equivalents	0	0
Categories of current financial assets
Current financial assets at fair value through profit or loss	0	0
Current financial assets at amortized costs	0	0
Current Derivative assets	33,564	11,193
Other financial assets	0	0
Trade and other receivables	0	0
Total current financial assets And Cash and cash equivalents	33,564	11,193
Categories of Non-current Financial assets
Non-current financial assets at fair value through profit or loss	0	0
Non-current financial assets at fair value through other comprehensive income	0	0
Non-current financial assets at amortized costs	0	0
Non-current Derivative assets	171,192	44,456
Other financial assets	0	0
Trade and other receivables	0	0
Total non-current financial assets	171,192	44,456
Total financial assets	₩ 204,756	₩ 55,649